CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 29, 2000

(Unaudited)

                                             PRINCIPAL
                                              AMOUNT
ISSUER                                    (000'S OMITTED)       VALUE
-------------------------------------------------------------------------
ASSET BACKED -- 10.1%
-------------------------------------------------------------------------
Lincs-Ser,*
  5.91% due 4/15/00                            $ 100,000   $  100,000,000
Restructured Asset Securities,*
  5.91% due 6/02/00                              250,000      250,000,000
Steers,
  6.16% due 10/02/00                             365,000      365,197,809
Strategic Money Market Trust Receipts,*
  6.18% due 3/15/00                              240,000      240,000,000
  6.15% due 9/13/00                              350,000      350,029,338
Strats Trust*,
  5.98% due 8/18/00                              100,000      100,000,000
                                                           --------------
                                                            1,405,227,147
                                                           --------------
BANK NOTES -- 7.1%
-------------------------------------------------------------------------
Bank of America,
  6.00% due 3/13/00                              125,000      125,000,000
  6.46% due 11/09/00                             100,000      100,000,000
  6.48% due 11/20/00                              50,000       50,000,000
  6.18% due 11/22/00                             100,000       95,433,667
FCC National Bank,
  5.85% due 3/20/00                              164,000      164,000,000
First USA Bank,
  5.93% due 8/29/00                              100,000       99,981,049
Morgan Guaranty
  Trust Co,*
  5.90% due 5/10/00                              210,000      209,984,252
Nationsbank,
  5.39% due 6/01/00                               43,000       42,940,801
Westpac Banking Corp,
  5.20% due 5/11/00                              100,000       99,988,767
                                                              -----------
                                                              987,328,536
                                                              -----------
CERTIFICATES OF DEPOSIT (Domestic) -- 1.5%
-------------------------------------------------------------------------
Bankers Trust Co.,*
  6.01% due 5/15/00                              200,000      199,981,963
                                                           --------------
CERTIFICATES OF DEPOSIT (Euro) -- 8.5%
-------------------------------------------------------------------------
Den Danske Bank,
  6.06% due 5/04/00                               80,000       80,005,382
Dresdner Bank,
  5.93% due 8/07/00                               50,000       50,001,056
  6.02% due 3/06/00                               50,000       50,000,062
Landesbank Hessen
  Thuringen,
  5.19% due 3/01/00                               50,000       50,000,000
  5.12% due 4/26/00                              100,000       99,991,134
Merrill Lynch & Co. Inc.,
  5.92% due 3/02/01                             $500,000   $  499,900,000
Morgan Stanley Dean Witter Discover,
  5.98% due 11/24/00                             350,000      350,000,000
                                                           --------------
                                                            1,179,897,634
                                                           --------------
CERTIFICATES OF DEPOSIT (Yankee) -- 38.5%
-------------------------------------------------------------------------
Abbey National Treasury Services,*
  5.94% due 5/01/00                              350,000      349,962,187
Bank Austria,
  5.15% due 5/04/00                              100,000       99,996,622
  5.20% due 5/10/00                               35,000       34,995,478
  5.95% due 8/21/00                               75,000       74,983,021
  5.93% due 9/07/00                              100,000       99,975,124
  6.71% due 2/12/01                              135,000      134,951,161
Bank of Montreal,
  5.11% due 4/10/00                              100,000       99,994,723
Bank of Nova Scotia,
  6.71% due 2/05/01                              150,000      149,946,826
  6.74% due 2/16/01                               40,000       40,015,562
Barclays Bank Plc.,
  6.69% due 2/20/01                              100,000       99,967,614
Bayerische Hypo,
  5.16% due 4/03/00                              100,000       99,995,648
  5.10% due 4/12/00                              100,000       99,995,565
Bayerische Landesbank,
  5.86% due 9/27/00                               94,000       93,966,382
Bayerische Vereinsbank,
  5.15% due 3/23/00                              100,000       99,997,098
Bear Stearns Cos. Inc.,
  6.05% due 2/20/01                              250,000      250,000,000
Branch Bank & Trust,
  5.98% due 2/16/01                              300,000      299,887,620
Commerzbank,
  5.22% due 5/10/00                              100,000       99,990,772
  5.58% due 6/19/00                              160,000      159,986,127
  5.77% due 7/03/00                              120,000      119,984,391
  6.67% due 3/01/01                              100,000       99,952,547
Deutsche Bank,
  5.33% due 3/09/00                               50,000       50,000,738
  5.88% due  4/26/00*                            225,000      224,975,769
  5.51% due 6/08/00                               96,000       95,990,004
  5.71% due 7/10/00                              100,000       99,986,250
  6.20% due 10/18/00                             100,000       99,969,834
  6.45% due 1/08/01                              100,000       99,959,229
Lloyds Bank,
  5.67% due 7/17/00                              100,000       99,981,892
Nord Deutsche
  Landesbank,
  5.16% due 5/17/00                              100,000       99,987,813

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 29, 2000

(Unaudited)
                                             PRINCIPAL
                                              AMOUNT
ISSUER                                    (000'S OMITTED)       VALUE

-------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (Yankee) -- (cont'd)
-------------------------------------------------------------------------

Rabobank Nederland,
  5.08% due 4/12/00                             $100,000     $ 99,994,456
  5.52% due 6/07/00                               62,000       61,933,420
  6.02% due 6/30/00                               71,000       70,987,238
  6.13% due 10/31/00                              50,000       47,924,306
  6.47% due 1/18/01                              100,000       99,957,928
  6.52% due 1/25/01                              140,000      139,939,851
  6.64% due 3/02/01                               95,000       94,954,899
Societe Generale,
  6.56% due 1/16/01                              108,000      107,954,895
Svenska Handelsbanken,
  5.28% due 3/03/00                              120,000      120,000,488
  5.23% due 5/10/00                              100,000       99,992,618
  5.59% due 6/19/00                               50,000       49,995,665
Toronto Dominion,
  5.15% due 4/27/00                              100,000       99,992,481
  6.71% due 2/07/01                               90,000       89,979,907
UBS AG Stamford,
  5.29% due 5/19/00                              260,000      259,626,107
  5.29% due 5/22/00                               85,000       84,990,821
  5.34% due 5/24/00                               50,000       49,994,380
  5.60% due 6/26/00                               25,000       24,996,159
  5.76% due 7/05/00                               50,000       49,975,102
  5.93% due 10/02/00                              50,000       49,865,478
  6.24% due 12/06/00                              50,000       49,972,593
  6.23% due 12/07/00                             120,000      119,942,776
                                                          ---------------
                                                            5,352,367,565
                                                          ---------------

COMMERCIAL PAPER -- 26.5%
-------------------------------------------------------------------------
ABN-Amro Bank,
  5.95% due 8/07/00                               50,000       48,686,042
  6.03% due 10/10/00                             100,000       96,264,750
Abbey National North America,
  5.21% due 3/03/00                              170,000      169,950,794
Alpine Securitization Corp.,
  5.80% due 3/10/00                               94,072       93,935,596
Aspen Funding Corp.,
  5.93% due 3/01/00                              250,000      250,000,000
Barton Capital Corp.,
  5.90% due 4/07/00                               36,449       36,227,977
Bear Stearns Cos. Inc.,
  5.79% due 3/24/00                              250,000      249,075,208
  5.79% due 5/12/00                              150,000      148,263,000
British Telecommunications
  Plc.,
  6.18% due 11/17/00                             100,000       95,519,500
Cregem North America Inc.,
  5.73% due 5/22/00                              125,000      123,368,542
  5.99% due 10/10/00                             100,000       96,289,528
Den Danske Bank,
  5.92% due 7/06/00                              160,000      156,658,489
  6.03% due 10/10/00                              50,000       48,132,375
Exxon Asset Mgmt.,
  5.88% due 3/01/00                               70,000       70,000,000
Exxon Corp.,
  5.90% due 3/01/00                              100,000      100,000,000
Four Winds Funding Corp.,
  5.79% due 3/10/00                              100,000       99,855,250
General Electric Capital
  Corp.,
  5.95% due 3/17/00                              200,000      199,471,111
  5.75% due 4/20/00                               50,000       49,600,694
General Electric Capital
  Services Inc.,
  5.75% due 4/20/00                              100,000       99,201,389
Greyhawk Capital Corp.,
  5.85% due 4/06/00                              130,000      129,239,500
  5.85% due 4/10/00                              100,000       99,350,000
International Nederland,
  6.18% due 11/17/00                             100,000       95,519,500
Johnson & Johnson,
  5.82% due 6/30/00                               43,380       42,531,415
  5.80% due 7/05/00                               50,000       48,985,000
  5.80% due 7/25/00                               25,000       24,411,944
  5.77% due 7/26/00                               50,000       48,821,958
Kittyhawk Funding,
  5.79% due 3/09/00                              105,611      105,475,114
Morgan Stanley Dean
  Witter Discover,
  5.90% due 3/01/00                              300,000      300,000,000
Moriarty Ltd.,
  5.87% due 4/10/00                              150,000      149,021,666
Pooled Accounts Receivable
  Capital Corp.,
  5.80% due 3/10/00                               42,042       41,981,039
Sigma Finance Corp.,
  6.22% due 3/15/00                              200,000      199,998,460
  5.75% due 5/17/00                               50,000       49,385,069
  5.75% due 5/22/00                               21,000       20,724,958
  5.75% due 5/30/00                               30,000       29,568,750
  6.20% due 11/21/00                              75,000       71,579,844
                                                          ---------------
                                                            3,687,094,462
                                                          ---------------

CORPORATE NOTES -- 1.4%
-------------------------------------------------------------------------
J. P. Morgan & Co., Inc.
  5.92% due 5/04/00                              200,000      200,000,000
                                                          ---------------

MEDIUM TERM NOTES -- 2.7%
-------------------------------------------------------------------------
Abbey National Treasury
  Services,
  6.19% due 10/18/00                            100,000        99,963,800
Credit Suisse,
  6.01% due 5/10/00                             200,000       200,000,000
Household Financial Corp.,
  6.15% due 9/14/00                              74,000        73,976,102
                                                          ---------------
                                                              373,939,902
                                                          ---------------

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           February 29, 2000

(Unaudited)

                                               PRINCIPAL
                                                AMOUNT
ISSUER                                      (000'S OMITTED)     VALUE
-------------------------------------------------------------------------
TIME DEPOSITS -- 4.2%
-------------------------------------------------------------------------
BankAmerica,
  5.81% due 3/01/00                             $300,000  $   300,000,000
Barclays Bank Plc.,
  5.81% due 3/01/00                              285,155      285,155,000
                                                          ---------------
                                                              585,155,000
                                                          ---------------

UNITED STATES GOVERNMENT AGENCY -- 2.7%
-------------------------------------------------------------------------
Federal Home Loan Bank,
  5.97% due 12/01/00                             100,000       99,892,555
Federal Home Loan Bank
  Consumer Discount
  Notes,
  5.39% due 7/28/00                               50,000       48,884,569
Federal Home Loan
  Mortgage Discount
  Notes,
  5.21% due 3/09/00                               48,062       48,006,355
  5.16% due 6/13/00                               50,000       49,254,667
  5.22% due 6/15/00                              135,000      132,925,050
                                                          ---------------
                                                              378,963,196
                                                          ---------------

UNITED STATES TREASURY BILLS -- 2.3%
-------------------------------------------------------------------------
 United States Treasury Bills,
  5.21% due 11/09/00                              50,000       48,169,264
  5.28% due 11/09/00                              50,000       48,144,667
  5.40% due 11/09/00                              50,000       48,102,500
  5.56% due 11/09/00                             100,000       96,310,416
  5.62% due 11/09/00                              85,000       81,826,519
                                                          ---------------
                                                              322,553,366
                                                          ---------------
TOTAL INVESTMENTS,
AT AMORTIZED COST                                 105.5%  $14,672,508,771
OTHER ASSETS,
LESS LIABILITIES                                   (5.5)     (770,572,308)
                                                  -----   ---------------
NET ASSETS                                        100.0%  $13,901,936,463
                                                  =====   ===============

* Variable interest rate -- subject to periodic change.

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

February 29, 2000 (Unaudited)
================================================================================

ASSETS:
Investments at value (Note 1A)                                   $14,672,508,771
Cash                                                                         938
Interest receivable                                                  175,364,534
--------------------------------------------------------------------------------
  Total assets                                                    14,847,874,243
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                    944,854,899
Payable to affiliate--Investment Advisory fee (Note 2A)                  864,921
Accrued expenses and other liabilities                                   217,960
--------------------------------------------------------------------------------
  Total liabilities                                                  945,937,780
--------------------------------------------------------------------------------
NET ASSETS                                                       $13,901,936,463
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                         $13,901,936,463
================================================================================


See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
------------------------------------------------------------------------------
INTEREST INCOME (Note 1B):                                        $437,190,840
EXPENSES:
Investment Advisory fees (Note 2A)                 $ 11,526,046
Administrative fees (Note 2B)                         3,842,015
Custody and fund accounting fees                      1,767,061
Trustees' fees                                           31,814
Audit fees                                               21,000
Legal fees                                               19,982
Other                                                    28,152
------------------------------------------------------------------------------
  Total expenses                                     17,236,070
  Less aggregate amounts waived by
    Investment Adviser and Administrator
    (Notes 2A, and 2B)                               (9,549,938)
  Less fees paid indirectly (Note 1E)                      (421)
------------------------------------------------------------------------------
Net expenses                                                         7,685,711
------------------------------------------------------------------------------
Net investment income                                             $429,505,129
==============================================================================

See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

CASH RESERVES PORTFOLIO

                                            SIX MONTHS ENDED
                                            FEBRUARY 29, 2000      YEAR ENDED
                                               (Unaudited)      AUGUST 31, 1999
===============================================================================
INCREASE (Decrease) IN NET ASSETS
  FROM OPERATIONS:
Net investment income                     $    429,505,129      $   628,439,104
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                 27,245,381,664       47,581,662,450
Value of withdrawals                       (28,702,294,978)     (42,086,666,522)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                 (1,456,913,314)       5,494,995,928
-------------------------------------------------------------------------------
NET INCREASE (Decrease) IN NET ASSETS       (1,027,408,185)       6,123,435,032
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                         14,929,344,648        8,805,909,616
-------------------------------------------------------------------------------
End of period                             $ 13,901,936,463      $14,929,344,648
===============================================================================


See notes to financial statements

CASH RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS


                             SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                             FEBRUARY 29, 2000   -----------------------------------------------------------
                                (Unaudited)      1999        1998         1997          1996          1995
============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets (000's omitted)      $13,901,936  $14,929,345  $8,805,910  $7,657,400    $4,442,187    $4,765,406
Ratio of expenses to average
  net assets                          0.10%*       0.10%       0.10%       0.10%         0.10%         0.10%
Ratio of net investment income
  to average net assets               5.57%*       5.13%       5.65%       5.57%         5.64%         5.88%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net
  assets                              0.22%*       0.22%       0.22%       0.23%         0.23%         0.23%
Net investment income to
average net assets                    5.45%*       5.01%       5.53%       5.44%         5.50%         5.75%
============================================================================================================


* Annualized

See notes to financial statements

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

   B. INTEREST INCOME AND EXPENSES Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. REPURCHASE AGREEMENT It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

CASH RESERVES PORTFOLIO

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

   A. INVESTMENT ADVISORY FEE The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $11,526,046 of which $5,707,922 was voluntarily waived for the six months ended February 29, 2000. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

   B. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $3,842,015, all of which were voluntarily waived for the six months ended February 29, 2000. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of money market instruments aggregated $175,256,041,856 and $175,492,697,226, respectively, for the six months ended February 29, 2000.

4. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 29, 2000, the commitment fee allocated to the Portfolio was $22,033. Since the line of credit was established, there have been no borrowings.

20